Annual Total Returns- JPMorgan Intermediate Tax Free Bond Fund (R6 Shares) [BarChart] - R6 Shares - JPMorgan Intermediate Tax Free Bond Fund - Class R6	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	8.09%	3.68%	(1.33%)	5.55%	2.44%	(0.30%)	3.29%	1.18%	6.46%	4.91%